Stockholders' Deficit (Details Narrative) - USD ($)															3 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 02, 2021	Feb. 24, 2021	Jan. 25, 2021	Jul. 30, 2020	Feb. 19, 2020	Sep. 26, 2019	Aug. 14, 2019	Aug. 08, 2019	Mar. 20, 2019	Mar. 09, 2019	Mar. 20, 2018	Jan. 01, 2016	Feb. 16, 2009	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 08, 2019	Dec. 17, 2013
Number of shares issued							766,667	7,967,871		4,052,652
Share price										$ 0.0695
Proceeds from issuance of common stock																	$ 1,000,000
Warrants to purchase up share							1,000,000	8,000,000
Warrant exercise price per share																$ 0.16	$ 0.001
Stock issued during period, value										$ 281,659							$ 1,000,000
Issuance of common stock in connection with cashless exercise	786,280		70,786		9,941,623										2,336,794	10,000,000	9,000,000
Warrants term															5 years	5 years
Fair value of warrants															$ 3,359,716	$ 2,599,066
Cancellation of warrants															$ (42,707)
Preferred stock, no par value
Preferred stock, shares authorized														Unlimited	Unlimited	Unlimited	Unlimited
Common Stock Class A [Member]
Common stock, no par value
Common stock, shares authorized														Unlimited	Unlimited	Unlimited	Unlimited
Common Stock Class B [Member]
Common stock, no par value
Common stock, shares authorized														Unlimited	Unlimited	Unlimited	Unlimited
Preferred Stock Series A [Member]
Preferred stock, no par value
Preferred stock, shares authorized																			2
University of Notre Dame [Member]
Stock issued during period, value										38,500
Accounts payable										$ 243,159
Common Stock and Warrants [Member]
Number of shares issued											14,797,278
6 Cent Warrants [Member]
Warrants to purchase up share																		14,797,278
Warrant exercise price per share																		$ 0.06
8 Cent Warrants [Member]
Warrants to purchase up share											7,398,639
Warrant exercise price per share											$ 0.08
Warrant [Member]
Warrants to purchase up share		1,479,728
Warrant exercise price per share		$ 0.06									$ 0.06				0.001	0.001	0.001
Warrant expiration date		Mar. 08, 2021									Mar. 08, 2021
Common stock, exercise features description		The Company issued 1,479,728 shares of Common stock in connection with the exercise of 1,479,728 warrants for $88,784
Stock issued during period, value		$ 88,784
Issuance of common stock in connection with cashless exercise	2,000,000		200,000		10,000,000
Warrant One [Member]
Warrants to purchase up share		1,479,728
Warrant exercise price per share		$ 0.06									$ 0.06				0.056	0.056	0.056
Warrant expiration date		May 08, 2021									Mar. 08, 2022
Warrant Two [Member]
Warrants to purchase up share		1,479,728
Warrant exercise price per share		$ 0.06									$ 0.08				0.04	0.04	0.04
Warrant expiration date		Jul. 08, 2021									Mar. 08, 2022
Warrant Three [Member]
Warrants to purchase up share		1,479,728
Warrant exercise price per share		$ 0.06									$ 0.08				0.06	0.06	0.06
Warrant expiration date		Sep. 08, 2021									Mar. 08, 2023
Warrant Four [Member]
Warrants to purchase up share		1,479,727
Warrant exercise price per share		$ 0.06													$ 0.06	$ 0.06	$ 0.06
Warrant expiration date		Nov. 08, 2021
Common Stock Warrants and Options [Member]
Number of shares issued				2,500,000		20,000,000			2,000,000
Share price				$ 0.134		$ 0.115			$ 0.2299				$ 0.001
Warrants to purchase up share												600,000	6,000,000
Warrant exercise price per share												$ 0.001
Common stock, exercise features description		The Company issued 1,479,728 shares of Common stock in connection with the exercise of 1,479,728 warrants for $88,784
Stock issued during period, value		$ 88,784
Warrants term												4 years	3 years
Fair value of warrants												$ 19,915	$ 142,526
Fair value of options				$ 310,165
Common stock warrants and options, description				Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company. at the end of each successive year for three years. Options will be exercisable on January 25, 2021, and for a period of 7 years expiring on January 25, 2028.									Black-Scholes option-pricing model on the date of grant and vested on February 20, 2017, and will be exercisable commencing on February 20, 2018, and for a period expiring on February 20, 2021. On February 2, 2021, the Company extended the expiration date of the warrant to May 29, 2026.
Share based compensation, expense															$ 85
Warrants and Options [Member]
Share based compensation, expense															17,087
Common Stock Warrants and Options One [Member]
Number of shares issued						6,000,000
Share price						$ 0.115
Fair value of options						$ 626,047
Common stock warrants and options, description						Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030.
Share based compensation, expense															51,992
Common Stock Warrants and Options Two [Member]
Number of shares issued						1,340,000
Share price						$ 0.115
Fair value of options						$ 133,063
Common stock warrants and options, description						Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027.
Share based compensation, expense															15,858
Options, cancelled, Intrinsic Value															$ 20,853
Options expirations in Period, shares															800,000
Common Stock Warrants and Options Two [Member]
Number of shares issued									2,000,000
Share price									$ 0.2299
Fair value of options									$ 291,842
Common stock warrants and options, description									Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Share based compensation, expense															$ 35,931
Common Stock Warrants and Options Seven [Member]
Number of shares issued									125,000
Share price									$ 0.2299
Fair value of warrants									$ 18,240
Common stock warrants and options, description									Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Share based compensation, expense																$ 9,133
Cancellation of warrants		12,751
Common Stock Warrants and Options Eight [Member]
Number of shares issued									125,000
Share price									$ 0.2299
Fair value of warrants									$ 19,525
Common stock warrants and options, description									Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027.
Share based compensation, expense																$ 6,520
Cancellation of warrants		$ 9,103
Purchase Agreement [Member] | Investor [Member]
Number of shares issued											14,797,278
Share price											$ 0.06758
Proceeds from issuance of common stock											$ 1,000,000